Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes	The reasons for the differences are as follows:

Year ended December 31,	2021	2020
Income before income taxes	$60,693	$60,472
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
	$38,833	$52,732
Tax rate	23.00%	23.00%
Expected expense	$8,932	$12,128
Adjustments related to:
Stock-based compensation	1,043	(113)
Foreign tax rate differential	233	—
Other	(923)	(751)
Total income tax expense	$9,285	$11,264

Current income tax expense	$1,000	$—
Deferred income tax expense	8,285	11,264
Total income tax expense	$9,285	$11,264

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Non-capital and net capital loss carryforwards	$40,367	$40,758
Finance lease obligations	24,785	27,736
Stock-based compensation	4,029	2,872
Other	2,093	1,990
Subtotal	$71,274	$73,356
Less: valuation allowance	—	(391)
	$71,274	$72,965

Deferred tax liabilities:
Contract assets	$932	$1,524
Property, plant and equipment	124,265	117,768
Other	2,277	1,461
	$127,474	$120,753

Net deferred income tax liability	$56,200	$47,788
Classified as:

	December 31, 2021	December 31, 2020
Deferred tax asset	$—	$16,407
Deferred tax liability	(56,200)	(64,195)
	$(56,200)	$(47,788)

Schedule of non-capital losses for income tax purposes
At December 31, 2021, the Company has a deferred tax asset of $40,367 resulting from non-capital loss carryforwards of $175,509, which expire as follows:

December 31, 2021
2026	3
2027	278
2032	176
2033	9,095
2036	1,213
2037	17,799
2038	86,979
2039	37,798
2040	18,188
2041	3,980
$175,509